PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$279,025	$522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	(26)	(139)	(25)	-	(190)
Balance, June 30, 2024	$34,138	$171,494	$32,589	$-	$238,221

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	1,617	1,570	294	-	3,481
Translation differences	(26)	(149)	(27)	-	(202)
Balance, June 30, 2024	$29,912	$171,494	$30,759	-	$232,165

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At June 30, 2024	$4,226	$-	$1,830	$-	$6,056

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)

During the six months ended June 30, 2024, depreciation of $607 (2023 - $775) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)